Debt Convertible Notes - Related Party (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Feb. 26, 2016
Debt Instrument [Line Items]
Shares Issued for Payment of Interest Expense	668,000	34,000
Paid-in-Kind Interest	$ 1,560	$ 0
Cyrus Purchasers [Member] | Convertible Debt Securities [Member]
Debt Instrument [Line Items]
Convertible Debt	$ 19,500
Debt Instrument, Maturity Date	Mar. 31, 2018
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Shares Issued for Payment of Interest Expense	668,462
Paid-in-Kind Interest	$ 1,600
Debt Instrument, Convertible, Conversion Price	$ 3.00
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	150.00%
Debt Instrument, Convertible, Stock Price Trigger	$ 4.50
Debt Instrument, Number of Trading Days Before Conversion	10 days
Debt Instrument, Covenant Compliance	in compliance
Interest Expense, Debt	$ 1,600	$ 400
Cyrus Purchasers [Member] | Debt - Tranche One [Member]
Debt Instrument [Line Items]
Convertible Debt	$ 10,000
Debt Instrument, Convertible, Conversion Price	$ 7.50
Cyrus Purchasers [Member] | Debt - Tranche Two [Member]
Debt Instrument [Line Items]
Convertible Debt	$ 9,500
Debt Instrument, Convertible, Conversion Price	$ 8.50
Subsequent Event [Member] | Cyrus Purchasers [Member] | Convertible Debt Securities [Member]
Debt Instrument [Line Items]
Warrant, Number of Securities			500,000
Exercise Price of Warrants or Rights			$ 1.62